SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.4%
	Financial Services — 0.4%
	Capital Markets — 0.4%
[a,b]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	4	$ 94,000
			94,000
	Total Preferred Stock (Cost $80,000)		94,000
	Asset Backed Securities — 9.7%
	Auto Receivables — 3.5%
[c]	ACC Auto Trust, Series 2022-A Class A, 4.58% due 7/15/2026	$ 20,015	19,895
[c]	American Credit Acceptance Receivables Trust, Series 2021-4 Class C, 1.32% due 2/14/2028	30,559	30,254
	AmeriCredit Automobile Receivables Trust, Series 2021-1 Class B, 0.68% due 10/19/2026	38,962	38,416
[c]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	33,961	34,143
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	120,000	116,058
	Series 2021-3A Class C, 0.96% due 10/15/2026	100,807	98,710
[c]	Flagship Credit Auto Trust, Series 2021-2 Class B, 0.93% due 6/15/2027	96,088	94,795
[c]	Lendbuzz Securitization Trust, Series 2023-3A Class A1, 6.03% due 10/15/2024	55,500	55,506
[c]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	45,730	46,009
[c]	Octane Receivables Trust, Series 2022-2A Class A, 5.11% due 2/22/2028	125,508	124,624
[c]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	50,000	49,448
[c]	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A Class A, 7.54% due 3/25/2032	35,000	35,248
	Santander Drive Auto Receivables Trust, Series 2021-3 Class C, 0.95% due 9/15/2027	90,138	89,297
			832,403
	Credit Card — 0.4%
[c]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	100,000	95,982
			95,982
	Other Asset Backed — 5.2%
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	128,986	125,287
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	110,000	111,042
[c]	BHG Securitization Trust, Series 2022-C Class A, 5.32% due 10/17/2035	44,092	43,790
[b,c]	Gracie Point International Funding, Series 2023-2A Class A, 7.596% (SOFR90A + 2.25%) due 3/1/2027	100,000	99,991
[c]	Marlette Funding Trust, Series 2022-3A Class A, 5.18% due 11/15/2032	23,838	23,765
[c]	MMAF Equipment Finance LLC, Series 2020-BA Class A3, 0.49% due 8/14/2025	98,251	96,066
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	125,000	125,300
[c]	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	118,137
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	100,000	101,096
[c]	Oportun Issuance Trust, Series 2021-B Class A, 1.47% due 5/8/2031	100,000	93,455
[c]	Pagaya AI Debt Trust, Series 2023-3 Class A, 7.60% due 12/16/2030	70,082	70,458
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	25,000	23,371
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	56,132	52,220
[c]	SoFi Consumer Loan Program Trust, Series 2021-1 Class B, 1.30% due 9/25/2030	94,663	93,985
[c]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	40,521	39,757
			1,217,720
	Student Loan — 0.6%
[c]	Laurel Road Prime Student Loan Trust, Series 2017-C Class A2B, 2.81% due 11/25/2042	129,249	128,580
			128,580
	Total Asset Backed Securities (Cost $2,266,842)		2,274,685
	Corporate Bonds — 26.4%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
[c]	Hyundai Capital America, 0.875% due 6/14/2024	97,000	94,901
			94,901
	Banks — 0.7%
	Banks — 0.7%
	Santander Holdings USA, Inc., 3.244% due 10/5/2026	50,000	47,376

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	$ 65,000	$ 66,763
[b]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	60,000	61,254
			175,393
	Capital Goods — 1.2%
	Aerospace & Defense — 0.7%
[c]	BWX Technologies, Inc., 4.125% due 4/15/2029	85,000	78,764
[c]	TransDigm, Inc., 6.25% due 3/15/2026	75,000	74,911
	Machinery — 0.4%
[d]	nVent Finance SARL, 2.75% due 11/15/2031	40,000	32,836
[c]	Regal Rexnord Corp., 6.30% due 2/15/2030	60,000	61,764
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	30,000	31,351
			279,626
	Commercial & Professional Services — 1.1%
	Commercial Services & Supplies — 1.0%
[c,d]	Element Fleet Management Corp., 6.319% due 12/4/2028	106,000	109,475
	Equifax, Inc., 2.60% due 12/1/2024	85,000	82,745
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	35,000	36,774
	Professional Services — 0.1%
[c]	Gartner, Inc., 3.625% due 6/15/2029	35,000	31,656
			260,650
	Consumer Discretionary Distribution & Retail — 0.6%
	Broadline Retail — 0.4%
	Dollar General Corp., 4.25% due 9/20/2024	100,000	98,885
	Specialty Retail — 0.2%
	Advance Auto Parts, Inc., 3.90% due 4/15/2030	40,000	35,719
			134,604
	Consumer Durables & Apparel — 0.3%
	Leisure Products — 0.3%
	Polaris, Inc., 6.95% due 3/15/2029	75,000	79,683
			79,683
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	48,000	42,541
			42,541
	Consumer Staples Distribution & Retail — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	45,000	42,808
			42,808
	Energy — 2.4%
	Oil, Gas & Consumable Fuels — 2.4%
[c]	Chesapeake Energy Corp., 5.50% due 2/1/2026	40,000	39,726
[c]	CITGO Petroleum Corp., 7.00% due 6/15/2025	100,000	99,800
[c]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	60,000	62,088
[d]	Ecopetrol SA, 4.625% due 11/2/2031	70,000	59,383
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	80,000	81,557
[d]	Petroleos Mexicanos, 6.50% due 6/2/2041	160,000	108,883
[c]	Sunoco LP/Sunoco Finance Corp., 7.00% due 9/15/2028	100,000	103,232
			554,669
	Equity Real Estate Investment Trusts (REITs) — 1.3%
	Diversified REITs — 1.1%
	Crown Castle, Inc., 5.80% due 3/1/2034	80,000	82,866
	Extra Space Storage LP, 3.90% due 4/1/2029	35,000	33,197
[c]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	88,000	80,629
[c]	SBA Tower Trust, 1.631% due 5/15/2051	70,000	62,500
	Retail REITs — 0.2%
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	35,000	36,803

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			295,995
	Financial Services — 2.2%
	Capital Markets — 0.7%
	Hercules Capital, Inc., 3.375% due 1/20/2027	$ 65,000	$ 59,104
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	35,000	32,198
	Nasdaq, Inc., 5.55% due 2/15/2034	30,000	31,222
[c]	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	41,000	43,286
	Consumer Finance — 0.4%
[c]	FirstCash, Inc., 4.625% due 9/1/2028	100,000	93,385
	Financial Services — 1.1%
[b]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	70,000	72,688
[b]	Citigroup, Inc., 4.412% (SOFR + 3.91%) due 3/31/2031	65,000	62,243
[d]	Sumitomo Mitsui Financial Group, Inc., 3.544% due 1/17/2028	75,000	71,383
[b]	Truist Financial Corp., 5.867% due 6/8/2034	60,000	61,224
			526,733
	Food, Beverage & Tobacco — 1.7%
	Beverages — 1.1%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	200,000	160,266
[c,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	100,000	94,095
	Food Products — 0.2%
[c]	Post Holdings, Inc., 5.50% due 12/15/2029	44,000	42,494
	Tobacco — 0.4%
	BAT Capital Corp., 7.75% due 10/19/2032	60,000	67,682
[c]	Vector Group Ltd., 10.50% due 11/1/2026	40,000	40,105
			404,642
	Health Care Equipment & Services — 1.1%
	Health Care Equipment & Supplies — 0.2%
[c]	Hologic, Inc., 3.25% due 2/15/2029	50,000	45,301
	Health Care Providers & Services — 0.9%
	Centene Corp., 3.00% due 10/15/2030	68,000	59,191
	Humana, Inc., 5.70% due 3/13/2026	80,000	80,063
[c]	Tenet Healthcare Corp., 6.75% due 5/15/2031	40,000	40,944
	Universal Health Services, Inc., 2.65% due 10/15/2030	40,000	33,865
			259,364
	Industrials — 0.4%
	Transportation Infrastructure — 0.4%
[c]	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20% due 6/15/2030	80,000	83,924
			83,924
	Insurance — 2.5%
	Insurance — 2.5%
[c]	F&G Global Funding, 2.00% due 9/20/2028	75,000	63,739
[d]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	70,000	70,067
[c]	Guardian Life Global Funding, 5.737% due 10/2/2028	0	0
	Horace Mann Educators Corp., 7.25% due 9/15/2028	35,000	37,204
[c,d]	Intact Financial Corp., 5.459% due 9/22/2032	60,000	59,698
[c]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	80,000	81,661
[c]	New York Life Global Funding, 4.55% due 1/28/2033	0	0
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	65,000	65,728
[c]	RGA Global Funding, 2.70% due 1/18/2029	65,000	57,775
[c]	Security Benefit Global Funding, 1.25% due 5/17/2024	85,000	83,002
	Stewart Information Services Corp., 3.60% due 11/15/2031	90,000	70,079
			588,953
	Materials — 1.5%
	Construction Materials — 0.4%
	Vulcan Materials Co., 5.80% due 3/1/2026	100,000	100,063
	Containers & Packaging — 0.7%
	Ball Corp., 2.875% due 8/15/2030	95,000	81,460
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	85,000	74,490

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Metals & Mining — 0.4%
[c]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	$ 75,000	$ 75,482
[c]	Newmont Corp./Newcrest Finance Pty. Ltd., 3.25% due 5/13/2030	35,000	31,521
			363,016
	Media & Entertainment — 0.7%
	Media — 0.7%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	105,000	85,385
[c]	Sirius XM Radio, Inc., 5.50% due 7/1/2029	85,000	82,376
			167,761
	Semiconductors & Semiconductor Equipment — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
[c]	Broadcom, Inc., 3.187% due 11/15/2036	80,000	64,924
	Micron Technology, Inc., 6.75% due 11/1/2029	65,000	70,247
[c]	Qorvo, Inc., 3.375% due 4/1/2031	85,000	73,010
			208,181
	Software & Services — 1.6%
	Information Technology Services — 0.1%
	Kyndryl Holdings, Inc., 2.70% due 10/15/2028	25,000	22,046
	Internet Software & Services — 0.4%
[c]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	81,571
	Software — 1.1%
[c]	Fair Isaac Corp., 4.00% due 6/15/2028	85,000	80,428
	Fidelity National Information Services, Inc., 0.60% due 3/1/2024	50,000	49,529
[c]	MSCI, Inc., 3.625% due 9/1/2030	65,000	58,825
[c,d]	Open Text Corp., 3.875% due 12/1/2029	88,000	78,955
			371,354
	Technology Hardware & Equipment — 0.6%
	Electronic Equipment, Instruments & Components — 0.6%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	35,000	32,012
[d]	Flex Ltd., 4.875% due 5/12/2030	30,000	29,452
	Vontier Corp., 2.40% due 4/1/2028	90,000	79,475
			140,939
	Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
[c]	Crown Castle Towers LLC, 4.241% due 7/15/2048	125,000	118,501
			118,501
	Utilities — 4.3%
	Electric Utilities — 4.0%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	25,000	20,980
	Allegion U.S. Holding Co., Inc., 3.20% due 10/1/2024	85,000	83,255
	Ameren Corp., 5.00% due 1/15/2029	104,000	104,597
	American Electric Power Co., Inc., 2.30% due 3/1/2030	70,000	59,840
	Black Hills Corp., 6.15% due 5/15/2034	70,000	73,176
[c]	Boston Gas Co., 3.757% due 3/16/2032	35,000	31,100
[c,d]	Comision Federal de Electricidad, 3.348% due 2/9/2031	200,000	166,150
[c]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	65,000	57,319
	Eversource Energy, 5.125% due 5/15/2033	0	0
	ITC Holdings Corp., 5.30% due 7/1/2043	35,000	33,799
[c]	Kentucky Power Co., 7.00% due 11/15/2033	66,000	70,918
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	85,000	68,931
[c]	Monongahela Power Co., 3.55% due 5/15/2027	80,000	76,278
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	35,000	28,953
	Puget Energy, Inc., 4.224% due 3/15/2032	85,000	76,903
	Gas Utilities — 0.3%
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	60,000	61,112
			1,013,311
	Total Corporate Bonds (Cost $5,941,779)		6,207,549

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Long-Term Municipal Bonds — 0.4%
	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	$ 100,000	$ 106,192
	Total Long-Term Municipal Bonds (Cost $100,000)		106,192
	U.S. Treasury Securities — 37.9%
	United States Treasury Inflation Indexed Bonds, 1.50%, 2/15/2053	615,860	560,556
	United States Treasury Notes,
	1.125%, 8/15/2040	225,000	143,754
	2.375%, 2/15/2042	715,000	549,656
	2.75%, 8/15/2032	3,925,000	3,596,895
	3.875%, 8/15/2033	2,637,000	2,635,352
	4.125%, 8/15/2053	155,000	157,107
	4.375%, 8/15/2043	318,000	325,205
	4.50%, 11/15/2033	92,000	96,657
	United States Treasury Notes Inflationary Index,
	1.125%, 1/15/2033	754,017	714,233
	1.25%, 4/15/2028	133,349	129,957
	Total U.S. Treasury Securities (Cost $8,395,187)		8,909,372
	Mortgage Backed — 23.1%
[b,c]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.881% due 12/25/2066	121,567	108,983
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2021-NQM3 Class A1, 1.699% due 4/25/2060	47,016	42,248
[b,c]	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	82,630	67,660
[b,c]	Cross Mortgage Trust, Whole Loan Securities Trust CMO, Series 2023-H1 Class A1, 6.615% due 3/25/2068	94,266	94,285
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	54,544	42,245
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	122,070	119,235
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	100,000	82,575
[b]	Federal Home Loan Mtg Corp., Pool 841463, 2.155% (2.18% - SOFR30A) due 7/1/2052	113,487	98,800
[b]	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS, Series K-154 Class A2, 4.35% due 1/25/2033	107,000	106,144
	Federal Home Loan Mtg Corp., UMBS Collateral, Pool SD8206, 3.00% due 4/1/2052	416,662	368,298
[b]	Federal National Mtg Assoc., Pool BM7277 1.971% (2.08% - SOFR30A) due 8/1/2051	122,401	106,878
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB0199 3.00% due 4/1/2051	207,505	183,315
	Pool CB2404 2.50% due 12/1/2051	318,312	270,748
	Pool CB2665 3.00% due 1/1/2052	285,760	252,447
	Pool FS0957 3.00% due 3/1/2052	533,077	471,241
	Pool FS2676 3.00% due 6/1/2052	358,098	316,353
	Pool FS4862 2.50% due 10/1/2051	288,199	245,234
	Pool FS4919 2.50% due 5/1/2053	365,546	310,888
	Pool MA4399 2.50% due 8/1/2051	362,245	309,242
	Pool MA4548, 2.50% due 2/1/2052	556,150	473,947
	Pool MA4730, 3.00% due 9/1/2052	61,381	54,242
[b,c,e]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	125,000	115,120
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	100,000	86,528
[b,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	105,599	104,207
[b,c]	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-INV6 Class A2, 3.00% due 4/25/2052	79,505	67,723
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	79,905	66,995
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	106,578	100,330
[b,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	67,610	56,276
[b,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2022-NQM5 Class A1, 4.31% due 5/25/2062	106,450	101,138
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	100,000	84,654
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	32,902	28,564
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	130,000	107,455
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	109,955	103,506
[b,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	86,355
[b,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	77,346	63,259
[b,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2023-3 Class A1, 5.93% due 3/25/2068	110,613	110,299
[b,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	40,717	33,398
	Total Mortgage Backed (Cost $5,146,421)		5,440,815

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Short-Term Investments — 0.8%
[f]	Thornburg Capital Management Fund	18,975	$ 189,743
	Total Short-Term Investments (Cost $189,743)		189,743
	Total Investments — 98.7% (Cost $22,119,972)		$23,222,356
	Other Assets Less Liabilities — 1.3%		310,685
	Net Assets — 100.0%		$23,533,041

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2023
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	63,400	3/25/2024	70,354	$ —	$ (3,062)
Euro	SSB	Sell	7,600	3/25/2024	8,434	—	(109)

Total						—	$(3,171)

Net unrealized appreciation (depreciation)							$(3,171)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $7,285,960, representing 30.96% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	When-issued security.
f	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
EUR	Denominated in Euro
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Plus Bond Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund commenced operations on October 2, 2023 and currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$-	$12,197,874	$(12,008,131)	$-	$-	$189,743	$14,891